Segment reporting (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Operating Segments [Line Items]
Net interest income	$ 6,354	$ 4,678	$ 4,566
Non-interest income	41,335	37,645	29,109
Total revenues	47,688	42,323	33,675
Credit loss expense / (release)	549	544	143
Operating expenses	43,038	39,346	29,011
Operating profit / (loss) before tax	4,101	2,433	4,521
Tax expense / (benefit)	534	900	1,206
Net profit / (loss)	3,566	1,533	3,315
Additional information
Total assets	1,617,173	1,568,060	1,156,016
Additions to non-current assets	2,268	1,717	1,400
Global Wealth Management
Disclosure Of Operating Segments [Line Items]
Net interest income	6,550	5,901	5,345
Non-interest income	18,896	16,247	13,194
Total revenues	25,446	22,148	18,539
Credit loss expense / (release)	47	(1)	25
Operating expenses	20,776	18,893	14,900
Operating profit / (loss) before tax	4,624	3,255	3,614
Additional information
Total assets	577,946	560,194	404,747
Additions to non-current assets	949	286	666
Personal & Corporate Banking
Disclosure Of Operating Segments [Line Items]
Net interest income	4,508	4,035	3,059
Non-interest income	3,730	3,123	2,158
Total revenues	8,238	7,159	5,216
Credit loss expense / (release)	349	393	50
Operating expenses	6,234	4,714	2,889
Operating profit / (loss) before tax	1,654	2,052	2,277
Additional information
Total assets	481,784	449,224	283,980
Additions to non-current assets	401	704	219
Asset Management
Disclosure Of Operating Segments [Line Items]
Net interest income	(70)	(54)	(37)
Non-interest income	3,221	2,853	2,108
Total revenues	3,150	2,799	2,071
Credit loss expense / (release)	1	0	(1)
Operating expenses	2,440	2,334	1,706
Operating profit / (loss) before tax	709	465	366
Additional information
Total assets	26,889	22,291	19,662
Additions to non-current assets	132	77	70
Investment Bank
Disclosure Of Operating Segments [Line Items]
Net interest income	(2,927)	(3,484)	(2,586)
Non-interest income	14,838	13,321	10,371
Total revenues	11,910	9,837	7,784
Credit loss expense / (release)	147	98	67
Operating expenses	9,476	8,753	7,588
Operating profit / (loss) before tax	2,288	987	130
Additional information
Total assets	488,001	453,078	402,415
Additions to non-current assets	772	589	445
Non-core and Legacy
Disclosure Of Operating Segments [Line Items]
Net interest income	(248)	(12)	24
Non-interest income	120	347	34
Total revenues	(128)	335	58
Credit loss expense / (release)	3	55	1
Operating expenses	2,873	3,673	1,010
Operating profit / (loss) before tax	(3,003)	(3,392)	(952)
Additional information
Total assets	25,413	67,696	13,845
Additions to non-current assets	14	61	0
Group Items
Disclosure Of Operating Segments [Line Items]
Net interest income	(1,459)	(1,708)	(1,238)
Non-interest income	530	1,753	1,244
Total revenues	(928)	45	6
Credit loss expense / (release)	3	0	1
Operating expenses	1,240	979	919
Operating profit / (loss) before tax	(2,171)	(935)	(914)
Additional information
Total assets	17,140	15,577	31,368
Additions to non-current assets	$ 0	$ 0	$ 0